Note 20 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	2018	2017	2016
Outstanding, beginning of year	63,503	33,352	-
Granted	31,267	30,151	33,352
Exercised	-	-	-
Forfeited	(1,701)	-	-
Outstanding, end of year	93,069	63,503	33,352
Weighted average exercise price at end of year	$21.39	$20.45	$19.32

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2018	2017	2016
Weighted-average fair value of options granted	$7.87	$7.35	$6.27
Average dividend yield	2.18%	2.23%	2.31%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	2.81%	2.06%	1.58%
Expected term (years)	7	7	7